UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments.

ACR Multi-Strategy Quality Return (MQR) Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 69.5%
	Communications – 15.2%
235,852	CenturyLink, Inc. [5]	$4,167,505
113,259	Liberty Global PLC*1	3,401,168
150,133	Liberty Latin America Ltd. - Class C*1,5	3,070,220
580,386	Vodafone Group PLC[1]	1,622,428
106,855	Vodafone Group PLC - ADR[5]	3,025,065
		15,286,386
	Consumer Discretionary – 16.4%
45,108	Advance Auto Parts, Inc.	5,153,589
14,000	Cie Plastic Omnium S.A.	655,761
454,933	Domino's Pizza Group PLC	2,030,038
85,900	General Motors Co.	3,380,165
499,820	Howden Joinery Group PLC	3,038,966
280,000	IWG PLC[1]	903,910
24,600	Tenneco, Inc. [5]	1,292,730
		16,455,159
	Consumer Staples – 0.2%
2,827	Danone S.A. [1]	225,464

	Energy – 0.3%
35,050	Comstock Resources, Inc.*	239,742

	Financials – 17.0%
3,000	Fairfax Financial Holdings Ltd.	1,466,241
7,301	Fairfax Financial Holdings Ltd.[1,5]	3,561,136
28,932	Howard Hughes Corp.*	3,708,793
24,711	JPMorgan Chase & Co. [5]	2,854,120
121,352	Kingstone Cos., Inc. [5]	2,317,823
35,000	MBIA, Inc.*	279,650
123,630	Power Corp. of Canada	2,929,854
		17,117,617
	Health Care – 4.1%
38,662	Express Scripts Holding Co.* 5	2,917,048
7,434	Johnson & Johnson[5]	965,528
5,000	Merck & Co., Inc. [5]	271,100
		4,153,676
	Industrials – 10.4%
332,000	Eurocell PLC[1]	991,795
105,944	Johnson Controls International PLC [1]	3,906,155
77,498	SPX Corp.*	2,420,263
63,773	SPX FLOW, Inc.* 5	3,109,571
		10,427,784

ACR Multi-Strategy Quality Return (MQR) Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Materials – 0.9%
108,700	Resolute Forest Products, Inc.* 5	$880,470

	Technology – 5.0%
14,954	Dell Technologies, Inc. - Class V*5	1,110,933
41,868	Microsoft Corp. [5]	3,925,962
		5,036,895
	Total Common Stocks (Cost $60,582,348)	69,823,193

Principal
Amount

	Corporate Bonds – 5.8%
	Energy – 4.7%
	Comstock Resources, Inc.
$1,480,219	7.750%, 4/1/2019[2,3]	1,368,897
1,435,000	10.000%, 3/15/2020[3]	1,485,225
2,053,100	9.500%, 6/15/2020[2,3]	1,888,483
		4,742,605
	Utilities – 1.1%
779,938	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 11.000%, 10/1/2021*,3,4	1,138,709

	Total Corporate Bonds (Cost $5,401,040)	5,881,314

Number of Shares

	Preferred Stocks – 3.0%
	Energy – 3.0%
3,006	Elk Petroleum, Inc. Series A6,7,8	3,006,000

	Total Preferred Stocks (Cost $3,006,000)	3,006,000

Principal Amount

	U.S. Treasury Notes – 18.7%
	United States Treasury Note
$12,000,000	0.750%, 4/15/2018	11,988,984
6,792,000	2.250%, 7/31/2018	6,803,411

	Total U.S. Treasury Notes (Cost $18,815,679)	18,792,395

ACR Multi-Strategy Quality Return (MQR) Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Short-Term Investments – 4.9%
4,933,322	Federated Treasury Obligations Fund - Institutional Class, 1.25%[9]	$4,933,322

	Total Short-Term Investments (Cost $4,933,322)	4,933,322

	Total Investments – 101.9% (Cost $92,738,389)	102,436,224
	Liabilities in Excess of Other Assets – (1.9)%	(1,908,848)
	Total Net Assets – 100.0%	$100,527,376

	Securities Sold Short – (12.4)%
	Common Stocks – (1.2)%
(8,814)	VMware, Inc. - Class A*	(1,161,245)

	Total Common Stocks (Proceeds $773,100)	(1,161,245)

	Exchange-Traded Funds – (11.2)%
(74,815)	iShares Russell 2000 ETF	(11,248,435)

	Total Exchange-Traded Funds (Proceeds $10,782,319)	(11,248,435)

	Total Securities Sold Short (Proceeds $11,555,419)	$(12,409,680)

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Convertible security.
[3]	Callable.
[4]	Security is in default.
[5]	All or a portion of this security is segregated as collateral for securities sold short.
[6]	Security in a privately owned company.
[7]	Illiquid Security, represents 3.0% of Net Assets. The total value of this security is $3,006,000.
[8]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 3.00% of Net Assets. The aggregate value of these securities is $3,006,000.
[9]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

ACR International Quality Return (IQR) Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 57.4%
	Canada – 4.6%
1,600	Fairfax Financial Holdings Ltd. [1]	$781,995

	France – 6.1%
13,300	Cie Plastic Omnium S.A.	622,973
5,232	Danone S.A. [1]	417,272
		1,040,245
	Ireland – 5.0%
23,221	Johnson Controls International PLC[1]	856,158

	Norway – 3.1%
69,000	Multiconsult A.S.A.[2]	522,482

	Switzerland – 4.5%
78,000	IWG PLC[1]	251,804
3,850	Sulzer A.G.	511,436
		763,240
	United Kingdom – 31.3%
109,908	Domino's Pizza Group PLC	490,440
322,000	Eurocell PLC	961,922
123,500	Howden Joinery Group PLC	750,895
24,800	Liberty Global PLC*1	744,744
40,100	Liberty Latin America Ltd. - Class C*1	820,045
132,941	Senior PLC[1]	529,769
35,600	Vodafone Group PLC - ADR	1,007,836
		5,305,651
	United States – 2.8%
9,886	SPX FLOW, Inc.*	482,041

	Total Common Stocks (Cost $9,457,423)	9,751,812

	Short-Term Investments – 42.5%
7,209,383	Federated Treasury Obligations Fund - Institutional Class, 1.25%[3]	7,209,383

	Total Short-Term Investments (Cost $7,209,383)	7,209,383

	Total Investments – 99.9% (Cost $16,666,806)	16,961,195
	Other Assets in Excess of Liabilities – 0.1%	12,138

	Total Net Assets – 100.0%	$16,973,333

ADR – American Depository Receipt

PLC – Public Limited Company

ACR International Quality Return (IQR) Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2018 (Unaudited)

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Illiquid Security, represents 3.1% of Net Assets. The total value of these securities is $522,482.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

ACR Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2018 (Unaudited)

Note 1 – Organization

ACR Multi-Strategy Quality Return (MQR) Fund and ACR International Quality Return (IQR) Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The ACR Multi-Strategy Quality Return (MQR) Fund seeks to preserve capital from permanent loss during periods of economic decline, and to provide above average absolute and relative returns in the long run. The Fund commenced investment operations on December 31, 2014, with two classes of shares, Class A and Class I.

The ACR International Quality Return (IQR) Fund seeks to protect capital from impairment while providing a return above both the Fund’s cost of capital and above the Fund’s benchmark over a full market cycle. The Fund commenced investment operations on December 30, 2016, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

ACR Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

(b) Short Sales

Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Short-Term Investments

The ACR International Quality Return (IQR) Fund invests a significant amount (42.5% as of February 28, 2018) in the Federated Treasury Obligations Fund (“TOIXX”). TOIXX invests exclusively in a portfolio of short-term U.S. Treasury securities, as well as repurchase agreements collateralized fully by U.S. Treasury securities. Each Fund may also hold cash.

TOIXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per July 31, 2017 Annual report of Federated Treasury Obligations Fund was 0.20%.

Note 3 – Federal Income Taxes

At February 28, 2018, the cost of securities and the proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation of investments and securities sold short for federal income tax purposes were as follows:

	ACR Multi-Strategy Quality Return (MQR) Fund	ACR International Quality Return (IQR) Fund
Cost of investments and proceeds from securities sold short	$81,224,523	$16,666,806

Gross unrealized appreciation	$11,531,584	$798,455
Gross unrealized depreciation	(2,729,563)	(504,066)

Net unrealized appreciation on investments and securities sold short	$8,802,021	$294,389

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ACR Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2018, in valuing the Funds’ assets carried at fair value:

ACR Multi-Strategy Quality Return (MQR) Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks	$62,250,535	$7,572,658	$-	$69,823,193
Corporate Bonds	-	5,881,314	-	5,881,314
Preferred Stocks	-	-	3,006,000	3,006,000
U.S. Treasury Obligations	-	18,792,395	-	18,792,395
Short-Term Investments	4,933,322	-	-	4,933,322
Total Assets	$67,183,857	$32,246,367	$3,006,000	$102,436,224

Liabilities
Securities Sold Short
Common Stocks*	$1,161,245	$-	$-	$1,161,245
Exchange-Traded Funds	11,248,435	-	-	11,248,435
Total Liabilities	$12,409,680	$-	$-	$12,409,680

ACR International Quality Return (IQR) Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks	$6,429,027	$3,322,785	$-	$9,751,812
Short-Term Investments	7,209,383	-	-	7,209,383
Total Assets	$13,638,410	$3,322,785	$-	$16,961,195

ACR Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 3 securities at period end.

The following is a reconciliation of transfers between Levels for the ACR Multi-Strategy Quality Return (MQR) Fund and ACR International Quality Return (IQR) Fund from November 30, 2017 to February 28, 2018, represented by recognizing the February 28, 2018 market value of securities:

	ACR Multi-Strategy Quality Return (MQR) Fund	ACR International Quality Return (IQR) Fund
Transfers into Level 1	$1,895,705	$1,736,208
Transfers out of Level 1	-	(511,436)
Net transfers in (out) of Level 1	$1,895,705	$1,224,772

Transfers into Level 2	$-	$511,436
Transfers out of Level 2	(1,895,705)	(1,736,208)
Net transfers in (out) of Level 2	$(1,895,705)	$(1,224,772)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

ACR Multi-Strategy Quality Return (MQR) Fund
Beginning balance November 30, 2017	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	-
Net purchases	3,006,000
Net sales	-
Balance as of February 28, 2018	$3,006,000

ACR Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

As of February 28, 2018, ACR Multi-Strategy Quality Return (MQR) Fund held a Level 3 Series A perpetual preferred stock in Elk Petroleum, Inc. (EPI, a Delaware limited liability company). The preferred stock is valued using an invested capital (cost) valuation methodology as determined in good faith by the Fund’s advisor, reviewed and approved by the Valuation Committee.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President
Date:	4/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President
Date:	4/30/18

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	4/30/18

*	Print the name and title of each signing officer under his or her signature.